UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)

(Zip code)

Brandon M Pokersnik

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: November 30

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Parvin Hedged Equity Solari World Fund

AMCOR PLC

Ticker Symbol		AMCR	Cusip	G0250X107
Record Date		9/14/2022	Meeting Date	11/9/2022

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1a		Election of Director: Graeme Liebelt	For	Issuer	For	With
1b		Election of Director: Dr. Armin Meyer	For	Issuer	For	With
1c		Election of Director: Ron Delia	For	Issuer	For	With
1d		Election of Director: Achal Agarwal	For	Issuer	For	With
1e		Election of Director: Andrea Bertone	For	Issuer	For	With
1f		Election of Director: Susan Carter	For	Issuer	For	With
1g		Election of Director: Karen Guerra	For	Issuer	For	With
1h		Election of Director: Nicholas (Tom) Long	For	Issuer	For	With
1i		Election of Director: Arun Nayar	For	Issuer	For	With
1j		Election of Director: David Szczupak	For	Issuer	For	With

2		To ratify the appointment of PricewaterhouseCoopers AG as our independent registered public accounting firm for fiscal year 2023.	For	Issuer	For	With

3		To cast a non-binding, advisory vote on the Company's executive compensation ("Say-on-Pay Vote").	For	Issuer	For	With

* Management Recommended Vote

MercadoLibre, Inc.

Ticker Symbol		MELI	Cusip	58733R102
Record Date		4/11/2023	Meeting Date	6/7/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1		Vote Board of Directors:
		Election of Director: Susan Segal	For	Issuer	For	With
		Election of Director: Mario Eduardo Vázquez	For	Issuer	For	With
		Election of Director: Alejandro N. Aguzin	For	Issuer	For	With

2		To approve, on an advisory basis, the compensation of our named executive officers for fiscal year 2022.	For	Issuer	For	With

3		To approve, on an advisory basis, the frequency of holding an advisory vote on executive compensation.	For	Issuer	For	With

4

To ratify the appointment of Pistrelli, Henry Martin y Asociados S.R.L., a member firm of Ernst & Young Global Limited, as our independent registered public accounting firm for the fiscal year ending December 31, 2023.

			For	Issuer	For	With

* Management Recommended Vote

eBay Inc.

Ticker Symbol		EBAY	Cusip	278642103
Record Date		4/24/2023	Meeting Date	6/21/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1a		Director: Adriane M. Brown	For	Issuer	For	With
1b		Election of Director: Aparna Chennapragada	For	Issuer	For	With
1c		Election of Director: Logan D. Green	For	Issuer	For	With
1d		Election of Director: E. Carol Hayles	For	Issuer	For	With
1e		Election of Director: Jamie Iannone	For	Issuer	For	With
1f		lection of Director: Shripriya Mahesh	For	Issuer	For	With
1g		Election of Director: Paul S. Pressler	For	Issuer	For	With
1h		Election of Director: Mohak Shroff	For	Issuer	For	With
1I		Election of Director: Perry M. Traquina	For	Issuer	For	With

2		Ratification of appointment of independent auditors	For	Issuer	For	With

3		Advisory vote to approve named executive officer compensation	For	Issuer	For	With

4		Say-on-Pay Frequency Vote	For	Issuer	For	With

5		Approval of the Amendment and Restatement of the eBay Equity Incentive Award Plan	For	Issuer	For	With

6		Amendment to the Certificate of Incorporation	for	Issuer	For	With

7		Special Shareholder Meeting, if properly presented	Against	Shareholder	Against	With

* Management Recommended Vote

Chipmos Technologies Inc.

Ticker Symbol		IMOS	Cusip	16965P103
Record Date		3/31/2023	Meeting Date	5/24/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

3.1		Adoption of the Business Report and Financial Statements for fiscal year 2022	For	Issuer	For	With

3.2		Adoption of the earnings distribution plan for fiscal year 2022	For	Issuer	For	With

4.1		Release the prohibition on directors from participation in competitive business under Article 209 of the Company Act	For	Issuer	For	With

* Management Recommended Vote

GARMIN LTD

Ticker Symbol		GRMN	Cusip	G37260109
Record Date		4/14/2023	Meeting Date	6/9/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1		Approval of Garmin's 2022 Annual Report, including fiscal year 2022 financial statements	For	Issuer	For	With

2		Approval of appropriation of available earnings	For	Issuer	For	With

3		Approval of cash dividend of U.S. $2.92 per share in four equal installments	For	Issuer	For	With

4		Discharge of Board of Directors and Executive Management from liability for fiscal year 2022	For	Issuer	For	With

5a		Re-election of Director: Jonathan C. Burrell	For	Issuer	For	With

5b		Re-election of Director: Joseph J. Hartnett	For	Issuer	For	With

5c		Re-election of Director: Min H. Kao	For	Issuer	For	With

5d		Re-election of Director: Catherine A. Lewis	For	Issuer	For	With

5e		Re-election of Director: Charles W. Peffer	For	Issuer	For	With

5f		Re-election of Director: Clifton A. Pemble	For	Issuer	For	With

6		Re-election of Min H. Kao as Chairman	For	Issuer	For	With

7a		Re-election of Compensation Committee member: Jonathan C. Burrell	For	Issuer	For	With

7b		Re-election of Compensation Committee member: Joseph J. Hartnett	For	Issuer	For	With

7c		Re-election of Compensation Committee member: Catherine A. Lewis	For	Issuer	For	With

7d		Re-election of Compensation Committee member: Charles W. Peffer	For	Issuer	For	With

8		Re-election of Wuersch & Gering LLP as independent voting rights representative	For	Issuer	For	With

9		Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year 2023; re-election of Ernst & Young Ltd as statutory auditor	For	Issuer	For	With

10		Advisory vote on executive compensation	For	Issuer	For	With

11		Advisory vote on frequency of advisory vote on executive compensation	1 Year	Issuer	For	With

12		Advisory vote on Swiss Statutory Compensation Report	For	Issuer	For	With

		Binding vote to approve maximum aggregate compensation for Executive Management	For	Issuer	For	With

14		Binding vote to approve maximum aggregate compensation for Board of Directors	For	Issuer	For	With

15		Cancellation of repurchased shares	For	Issuer	For	With

16		Amendment of Employee Stock Purchase Plan to increase authorized shares	For	Issuer	For	With

17		Amendment of 2011 Non-Employee Directors' Equity Incentive Plan to increase authorized shares	For	Issuer	For	With

18		Reduction of nominal value of shares	For	Issuer	For	With

19		Change of share capital currency from Swiss francs to U.S. dollars	For	Issuer	For	With

20		Creation of capital band	For	Issuer	For	With

21		Amendments to Articles of Association addressing shares, shareholder rights and general meeting	For	Issuer	For	With

22		Amendments to Articles of Association addressing board, compensation and related matters	For	Issuer	For	With

* Management Recommended Vote

STURM, RUGER & COMPANY, INC.
Ticker Symbol		RGR	Cusip	864159108
Record Date		4/6/2023	Meeting Date	6/1/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1a		Election of Director: John A. Cosentino, Jr.	For	Issuer	For	With

1b		Election of Director: Michael O. Fifer	For	Issuer	For	With

1c		Election of Director: Sandra S. Froman	For	Issuer	For	With

1d		Election of Director: Rebecca S. Halstead	For	Issuer	For	With

1e		Election of Director: Christopher J. Killoy	For	Issuer	For	With

1f		Election of Director: Terrence G. O'Connor	For	Issuer	For	With

1g		Election of Director: Amir P. Rosenthal	For	Issuer	For	With

1h		Election of Director: Ronald C. Whitaker	For	Issuer	For	With

1j		Election of Director: Phillip C. Widman	For	Issuer	For	With

2		he ratification of the appointment of RSM US LLP as the independent auditors of the Company for the 2023 fiscal year	For	Issuer	For	With

3		A proposal to approve The Sturm, Ruger & Company, Inc. 2023 Stock Incentive Plan	For	Issuer	For	With

4		An advisory vote on the compensation of the Company's Named Executive Officers	For	Issuer	For	With

5		An advisory vote on the frequency of the shareholder vote to approve the compensation of the Named Executive Officers	For	Issuer	For	With

6		A shareholder proposal seeking an assessment of Company advertising and marketing practices	Against	Shareholder	Against	With

AGNICO EAGLE MINES LIMITED

Ticker Symbol		AEM	Cusip	8474108
Record Date		3/17/2023	Meeting Date	4/28/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1		Election of Director: Leona Aglukkaq	For	Issuer	For	With

		Election of Director: Ammar Al-Joundi	For	Issuer	For	With

		Election of Director: Sean Boyd	For	Issuer	For	With

		Election of Director: Martine A. Celej	For	Issuer	For	With

		Election of Director: Robert J. Gemmell	For	Issuer	For	With

		Election of Director: Jonathan Gill	For	Issuer	For	With

		Election of Director: Peter Grosskopf	For	Issuer	For	With

		Election of Director: Elizabeth Lewis-Gray	For	Issuer	For	With

		Election of Director: Deborah McCombe	For	Issuer	For	With

		Election of Director: Jeffrey Parr	For	Issuer	For	With

		Election of Director: J. Merfyn Roberts	For	Issuer	For	With

		Election of Director: Jamie C. Sokalsky	For	Issuer	For	With

2		Appointment of Ernst & Young LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration	For	Issuer	For	With

3		Consideration of and, if deemed advisable, the passing of a non-binding, advisory resolution accepting the Company's approach to executive compensation	For	Issuer	For	With

* Management Recommended Vote

Equinor ASA

Ticker Symbol		EQNR	Cusip	29446M102
Record Date		4/4/2023	Meeting Date	5/10/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

3		Election of chair for the meeting	For	Issuer	For	With

4		Approval of the notice and the agenda	For	Issuer	For	With

5		Election of two persons to co-sign the minutes together with the chair of the meeting	For	Issuer	For	With

6		Approval of the annual report and accounts for Equinor ASA and the Equinor group for 2022, including the board of directors' proposal for distribution of fourth quarter 2022 dividend	For	Issuer	For	With

7		Authorisation to distribute dividend based on approved annual accounts for 2022	For	Issuer	For	With

8

Proposal from shareholder that Equinor ban the use of fiberglass rotor blades in all new wind farms, commits to buy into existing hydropower projects and conduct research on other energy sources such as thorium

			Against	Shareholder	Against	With

9		Proposal from shareholders that Equinor identify and manage risks and possibilities regarding climate, and integrate these in the company's strategy	Against	Sharehlolder	Against	With

10		Proposal from shareholder that Equinor stops all exploration and drilling by 2025 and provides financial and technical assistance for the repair of and development of Ukraine's energy infrastructure	Against	Shareholder	Against	With

11		Proposal from shareholder that Equinor develops a procedure for greatly improved process for responding to shareholder proposals	Against	Shareholder	Against	With

12

Proposal from shareholder that Equinor ends all plans for activity in the Barents Sea, adjusts up the investments in renewables/low carbon solutions to 50 percent by 2025, implements CCS for Melkøya and invests in rebuilding of Ukraine

			Against	Shareholder	Against	With

13

Proposal from shareholder that Equinor stops all exploration and test drilling for oil and gas, becomes a leading producer of renewable energy, stops plans for electrification of Melkøya and presents a plan enabling Norway to become net-zero by 2050

			Against	Shareholder	Against	With

14

Proposal from shareholder that Equinor's management let the results of global warming characterise its further strategy, stops all exploration for more oil and gas, phase out all production and sale of oil and gas, multiplies its investment in renewable energy and CCS and becomes a climate-friendly company

			Against	Shareholder	Against	With

15		The board of directors' report on Corporate Governance	For	Issuer	For	With

16a		Approval of the board of directors' remuneration policy on determination of salary and other remuneration for leading personnel	For	Issuer	For	With

16b		Advisory vote of the board of directors' remuneration report for leading personnel	For	Issuer	For	With

17		Approval of remuneration for the company's external auditor for 2022	For	Issuer	For	With

18		Determination of remuneration for the corporate assembly members	For	Issuer	For	With

19		Determination of remuneration for the nomination committee members	For	Issuer	For	With

20		Authorisation to acquire Equinor ASA shares in the market to continue operation of the company's share-based incentive plans for employees	For	Issuer	For	With

21		Reduction in capital through the cancellation of own shares and the redemption of shares belonging to the Norwegian State	For	Issuer	For	With

22		Authorisation to acquire Equinor ASA shares in the market for subsequent annulment	For	Issuer	For	With

* Management Recommended Vote

CARRIAGE SERVICES, INC.

Ticker Symbol		CSV	Cusip	143905107
Record Date		3/17/2023	Meeting Date	5/19/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1		Vote Board of Directors:

		Election of Director: Douglas B. Meehan	For	Issuer	For	With

		Election of Director: Donald D. Patteson, Jr.	For	Issuer	For	With

2		To approve on an advisory basis our 2022 Named Executive Officers' compensation	For	Issuer	For	With

3		To approve on an advisory basis the frequency of the advisory vote on our Named Executive Officers' compensation	1 year	Issuer	For	With

4		Ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ended 2023	For	Issuer	For	With

* Management Recommended Vote

AMBEV S.A.

Ticker Symbol		ABEV	Cusip	02319V103
Record Date		3/29/2023	Meeting Date	4/28/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1		Analyze and approve the management accounts, with examination, discussion and voting on the financial statements related to the fiscal year ended December 31, 2022	For	Issuer	For	With

2		Resolve on the allocation of the net profits for the fiscal year ended December 31, 2022	For	Issuer	For	With

3

Approve the number of members of the Board of Directors to 11 effective seats and 2 alternates, for a 3-year term, which will end at the Ordinary Shareholder's Meeting to be held in 2026, pursuant to the Management Proposal

			For	Issuer	For	With

4AA		Election of Effective Director for a term of 3 years, as per the Management Proposal: Michel Dimitrios Doukeris	For	Issuer		With

4AB		Election of Effective Director for a term of 3 years, as per the Management Proposal: Victorio Carlos De Marchi	For	Issuer	For	With

4AC		Election of Effective Director for a term of 3 years, as per the Management Proposal: Milton Seligman	For	Issuer	For	With

4AD		Election of Effective Director for a term of 3 years, as per the Management Proposal: Fabio Colleti Barbosa	For	Issuer	For	With

4AE		Election of Effective Director for a term of 3 years, as per the Management Proposal: Fernando Mommensohn Tennenbaum	For	Issuer	For	With

4AF		Election of Effective Director for a term of 3 years, as per the Management Proposal: Lia Machado de Matos	For	Issuer	For	With

4AG		Election of Effective Director for a term of 3 years, as per the Management Proposal: Nelson José Jamel	For	Issuer	For	With

4AH		Election of Effective Director for a term of 3 years, as per the Management Proposal: Carlos Eduardo Klutzenschell Lisboa	For	Issuer	For	With

4AI		Election of Effective Director for a term of 3 years, as per the Management Proposal: Claudia Quintella Woods (Independent Member)	For	Issuer	For	With

4AJ		Election of Effective Director for a term of 3 years, as per the Management Proposal: Marcos de Barros Lisboa (Independent Member)	For	Issuer	For	With

4AK		Election of Effective Director for a term of 3 years, as per the Management Proposal: Luciana Pires Dias (Independent Member)	For	Issuer	For	With

4BA		Election of Alternate Director for a term of 3 years, as per the Management Proposal: Ricardo Tadeu Almeida Cabral de Soares	For	Issuer	For	With

4BB		Election of Alternate Director for a term of 3 years, as per the Management Proposal: David Henrique Galatro de Almeida	For	Issuer	For	With

5

In case of the adoption of multiple voting, should the votes regarding your shares be equally distributed for all the members you have chosen? If the shareholder chooses to "abstain" and the election occurs by the multiple voting process, his/her vote must be counted as an abstention in the respective resolution of the meeting

			For	Issuer	For	With

6A1

Elect the effective and alternate members of the Fiscal Council for a term in office of 1 year, which shall end on the Ordinary General Meeting to be held in 2024: Controller Slate - Fiscal Council: José Ronaldo Vilela Rezende, Elidie Palma Bifano, Emanuel Sotelino Schifferle (Alternate), Eduardo Rogatto Luque (Alternate) Please vote in one option only 6A1/6A2 or 6B. Voting in 6A and 6B will deem your vote invalid

			For	Issuer	For	With

6A2

If one of the candidates that are part of the slate fails to integrate it to accommodate the separate election, your votes may still be given to the chosen slate? Please vote in one option only 6A1/6A2 or 6B. Voting in 6A and 6B will deem your vote invalid

			For	Issuer	For	With

6B

Separate Election of the fiscal council - Candidates nominated by minority shareholders Fabio de Oliveira Moser / Nilson Martiniano Moreira Please vote in one option only 6A1/6A2 or 6B. Voting in 6A and 6B will deem your vote invalid

			For	Issuer	For	With

7		Establish the overall management compensation for the fiscal year of 2023, pursuant to the Management Proposal	For	Issuer	For	With

8		Establish the compensation of the members of the Fiscal Council for the fiscal year of 2023, pursuant to the Management Proposal	For	Issuer	For	With

E1A		Amend the Company's Bylaws to: add item "r" of article 3, to detail in the corporate purpose of the Company ancillary activities related to the main activities carried out by the Company	For	Issuer	For	With

E1B

Amend the Company's Bylaws to: amend the heading of article 5, in order to reflect the capital increases approved by the Board of Directors up to the date of the AGOE, within the authorized capital limit

			For	Issuer	For	With

E1C		Amend the Company's Bylaws to: Amend section 5 of article 15, in order to adapt it to the provisions of CVM Resolution 80/22	For	Issuer	For	With

E1D		Amend the Company's Bylaws to: amend the wording of item "c" of article 21, in order to clarify that all the Company's annual strategic long-term plans shall be approved by the Board of Directors	For	Issuer	For	With

E2		Consolidate the Company's Bylaws	For	Issuer	For	With

* Management Recommended Vote

Nutrien Ltd.

Ticker Symbol		NTR	Cusip	67077M108
Record Date		3/20/2023	Meeting Date	5/10/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1A		Director - Christopher M. Burley	For	Issuer	For	With

1B		Director: Maura J. Clark	For	Issuer	For	With

1C		Election of Director - Russell K. Girling	For	Issuer	For	With

1D		Election of Director - Michael J. Hennigan	For	Issuer	For	With

1E		Election of Director - Miranda C. Hubbs	For	Issuer	For	With

1F		Election of Director - Raj S. Kushwaha	For	Issuer	For	With

1G		Election of Director - Alice D. Laberge	For	Issuer	For	With

1H		Election of Director - Consuelo E. Madere	For	Issuer	For	With

1I		Election of Director - Keith G. Martell	For	Issuer	For	With

1J		Election of Director - Aaron W. Regent	For	Issuer	For	With

1K		Election of Director - Ken A. Seitz
1
1l		Election of Director - Nelson L. C. Silva	For	Issuer	For	With

2		Re-appointment of KPMG LLP, Chartered Accountants, as auditor of the Corporation	For	Issuer	For	With

3		A non-binding advisory resolution to accept the Corporation's approach to executive compensation	For	Issuer	For	With

* Management Recommended Vote

Intel Corporation
Cusip
Ticker Symbol		INTC	Meeting Date	458140100
Record Date		3/17/2023	Meeting Date	5/11/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1a		Election of Director: Patrick P. Gelsinger	For	Issuer	For	With

1b		Election of Director: James J. Goetz	For	Issuer	For	With

1c		Election of Director: Andrea J. Goldsmith

1d		Election of Director: Alyssa H. Henry	For	Issuer	For	With

1e		Election of Director -Omar Ishrak	For	Issuer	For	With

1f		Election of Director: Risa Lavizzo-Mourey	For	Issuer	For	With

1g		Election of Director: Tsu-Jae King Liu	For	Issuer	For	With

1h		Election of Director: Barbara G. Novick	For	Issuer	For	With

1i		Election of Director: Gregory D. Smith	For	Issuer	For	With

1j		Election of Director: Lip-Bu Tan	For	Issuer	For	With

1k		Election of Director: Dion J. Weisler	For	Issuer	For	With

1l		Election of Director: Frank D. Yeary	For	Issuer	For	With

2		Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for 2023	For	Issuer	For	With

3		Advisory vote to approve executive compensation of our named executive officers	For	Issuer	For	With

4		Approval of amendment and restatement of the 2006 Equity Incentive Plan	For	Issuer	For	With

5		Advisory vote on the frequency of holding future advisory votes to approve executive compensation of our named executive officers	1 Year	Issuer	For	With

6		Stockholder proposal requesting an executive stock retention period policy and reporting, if properly presented at the meeting	Against	Shareholder	Against	With

7		Stockholder proposal requesting commission and publication of a third party review of Intel's China business ESG congruence, if properly presented at the meeting	Against	Shareholder	Against	With

* Management Recommended Vote

3M

Ticker Symbol		MMM	Cusip	604059105
Record Date		3/14/2023	Meeting Date	5/9/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1a		Election of Director for a term of one year: Thomas "Tony" K. Brown	For	Issuer	For	With

1b		Election of Director for a term of one year: Anne H. Chow	For	Issuer	For	With

1c		Election of Director for a term of one year: David B. Dillon	For	Issuer	For	With

1d		Election of Director for a term of one year: Michael L. Eskew	For	Issuer	For	With

1e		Election of Director for a term of one year: James R. Fitterling	For	Issuer	For	With

1f	`	Election of Director for a term of one year: Amy E. Hood	For	Issuer	For	With

1g		Election of Director for a term of one year: Suzan Kereere	For	Issuer	For	With

1h		Election of Director for a term of one year: Gregory R. Page	For	Issuer	For	With

1i		Election of Director for a term of one year: Pedro J. Pizarro	For	Issuer	For	With

1j		Election of Director for a term of one year: Michael F. Roman	For	Issuer	For	With

2		To ratify the appointment of PricewaterhouseCoopers LLP as 3M's independent registered public accounting firm	For	Issuer	For	With

3		Advisory approval of executive compensation	For	Issuer	For	With

4		Advisory approval on the frequency of advisory votes on executive compensation	1 Year	Issuer	For	With

* Management Recommended Vote

C.H. ROBINSON

Ticker Symbol		CHRW	Cusip	12541W209
Record Date		3/8/2023	Meeting Date	5/4/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1a		Election of Director: Scott P. Anderson	For	Issuer	For	With

1b		Election of Director: James J. Barber, Jr.	For	Issuer	For	With

1c		Election of Director: Kermit R. Crawford	For	Issuer	For	With

1d		Election of Director: Timothy C. Gokey	For	Issuer	For	With

1e		Election of Director: Mark A. Goodburn	For	Issuer	For	With

1f		Election of Director: Mary J. Steele Guilfoile	For	Issuer	For	With

1g		Election of Director: Jodee A. Kozlak	For	Issuer	For	With

1h		Election of Director: Henry J. Maier	For	Issuer	For	With

1i		Election of Director: James B. Stake	For	Issuer	For	With

1j		Election of Director: Paula C. Tolliver	For	Issuer	For	With

1k		Election of Director: Henry W. "Jay" Winship	For	Issuer	For	With

2		To approve, on an advisory basis, the compensation of our named executive officers	For	Issuer	For	With

3		To hold an advisory vote on the frequency of future advisory votes on the compensation of named executive officers	1 Year	Issuer	For	With

4		Ratification of the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2023	For	Issuer	For	With

* Management Recommended Vote

CALAVO GROWERS, INC.

Ticker Symbol		CVGW	Cusip	128246105
Record Date		2/27/2023	Meeting Date	4/26/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1		Election of Director: Farha Aslam	For	Issuer	For	With

		Election of Director: Marc L. Brown	For	Issuer	For	With

		Election of Director: Michael A. DiGregorio	For	Issuer	For	With

		Election of Director: James D. Helin	For	Issuer	For	With

		Election of Director: Steven Hollister	For	Issuer	For	With

		Election of Director: Kathleen M. Holmgren	For	Issuer	For	With

		Election of Director: Brian Kocher	For	Issuer	For	With

		Election of Director: J. Link Leavens	For	Issuer	For	With

		Election of Director: Adriana G. Mendizabal	For	Issuer	For	With

2		RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF CALAVO GROWERS, INC. FOR THE YEAR ENDING OCTOBER 31, 2023	For	Issuer	For	With

3		ADVISORY VOTE APPROVING THE EXECUTIVE COMPENSATION DISCLOSED IN THE ACCOMPANYING PROXY STATEMENT	For	Issuer	For	With

* Management Recommended Vote

ADOBE INC.

Ticker Symbol		ADBE	Cusip	00724F101
Record Date		2/21/2023	Meeting Date	4/20/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1a		Election of Director to serve for a one-year term: Amy Banse	For	Issuer	For	With

1b		Election of Director to serve for a one-year term: Brett Biggs	For	Issuer	For	With

1c		Election of Director to serve for a one-year term: Melanie Boulden	For	Issuer	For	With

1d		Election of Director to serve for a one-year term: Frank Calderoni	For	Issuer	For	With

1e		Election of Director to serve for a one-year term: Laura Desmond	For	Issuer	For	With

1f		Election of Director to serve for a one-year term: Shantanu Narayen	For	Issuer	For	With

1g		Election of Director to serve for a one-year term: Spencer Neumann	For	Issuer	For	With

1h		Election of Director to serve for a one-year term: Kathleen Oberg	For	Issuer	For	With

1i		Election of Director to serve for a one-year term: Dheeraj Pandey	For	Issuer	For	With

1j		Election of Director to serve for a one-year term: David Ricks	For	Issuer	For	With

1k		Election of Director to serve for a one-year term: Daniel Rosensweig	For	Issuer	For	With

1l		Election of Director to serve for a one-year term: John Warnock	For	Issuer	For	With

2		Approve the 2019 Equity Incentive Plan, as amended, to increase the available share reserve by 12,000,000 shares	For	Issuer	For	With

3		Ratify the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending on December 1, 2023	For	Issuer	For	With

4		Approve, on an advisory basis, the compensation of our named executive officers	For	Issuer	For	With

5		Approve, on an advisory basis, the frequency of the advisory vote on executive compensation	1 Year	Issuer	For	With

6		Stockholder Proposal - Report on Hiring of Persons with Arrest or Incarceration Records	Against	Shareholder	For	With

* Management Recommended Vote

SK Telecom Co., Ltd.

Ticker Symbol		SKM	Cusip	78440P306
Record Date		12/30/2022	Meeting Date	3/28/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1		Approval of Financial Statements for the 39th Fiscal Year (2022)	For	Issuer	For	With

2		Grant of Stock Options	For	Issuer	For	With

3.1		Appointment of an Independent Non-executive Director (Kim, Yong-Hak)	For	Issuer	For	With

3.2		Appointment of an Independent Non-executive Director (Kim, Junmo)	For	Issuer	For	With

3.3		Appointment of an Independent Non-executive Director (Oh, Haeyun)	For	Issuer	For	With

4.1		Appointment of a Member of the Audit Committee (Kim, Yong-Hak)	For	Issuer	For	With

4.2		Appointment of a Member of the Audit Committee (Oh, Haeyun)

5		Approval of the Ceiling Amount of Remuneration for Directors. Proposed Ceiling Amount of the Remuneration for 8 Directors is KRW 12 billion	For	Issuer	For	With

* Management Recommended Vote

ABB Ltd

Ticker Symbol		ABB	Cusip	375204
Record Date		2/17/2023	Meeting Date	3/23/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1		Approval of the management report, the consolidated financial statements and the annual financial statements for 2022	For	Issuer	For	With

2		Consultative vote on the 2022 Compensation Report	For	Issuer	For	With

3		Discharge of the Board of Directors and the persons entrusted with management	For	Issuer	For	With

4		Appropriation of earnings	For	Issuer	For	With

5.1		Amendments to the Articles of Incorporation: Shares and Capital Structure	For	Issuer	For	With

5.2		Amendments to the Articles of Incorporation: Restrictions on Registration	For	Issuer	For	With

5.3		Amendments to the Articles of Incorporation: General Meeting of Shareholders	for	Issuer	For	With

5.4		Amendments to the Articles of Incorporation: Virtual General Meeting of Shareholders	For	Issuer	For	With

5.5		Amendments to the Articles of Incorporation: Board of Directors and Compensation	For	Issuer	For	With

6		Capital Band	For	Issuer	For	With

7.1		Binding vote on the maximum aggregate amount of compensation of the Board of Directors for the next term of office, i.e. from the 2023 Annual General Meeting to the 2024 Annual General Meeting	For	Issuer	For	With

7.2		Binding vote on the maximum aggregate amount of compensation of the Executive Committee for the following financial year, i.e. 2024	For	Issuer	For	With

8a		Election of Director: Gunnar Brock	For	Issuer	For	With

8b		Election of Director: David Constable	For	Issuer	For	With

8c		Election of Director: Frederico Fleury Curado	For	Issuer	For	With

8d		Election of Director: Lars Förberg	For	Issuer	For	With

8e		Election of Director: Denise Johnson	For	Issuer	For	With

8f		Election of Director: Jennifer Xin-Zhe Li	For	Issuer	For	With

8g		Election of Director: Geraldine Matchett	For	Issuer	For	With

8h		Election of Director: David Meline	For	Issuer	For	With

8i		Election of Director: Jacob Wallenberg	For	Issuer	For	With

8j		Election of Director and Chairman: Peter Voser	For	Issuer	For	With

9.1		Election to the Compensation Committee: David Constable (as Director)	For	Issuer	For	With

9.2		Election to the Compensation Committee: Frederico Fleury Curado (as Director)	For	Issuer	For	With

9.3		Election to the Compensation Committee: Jennifer Xin-Zhe Li (as Director)	For	Issuer	For	With

10		Election of the independent proxy, Zehnder Bolliger & Partner	For	Issuer	For	With

11		Election of the auditors, KPMG AG	For	Issuer	For	With

12		In case of additional or alternative proposals to the published agenda items or new agenda items during the Annual General Meeting, I instruct the independent proxy to act	Abstain	Issuer	None	NA

* Management Recommended Vote

ABB Ltd

Ticker Symbol		ABB	Cusip	375204
Record Date		8/1/2022	Meeting Date	9/7/2022

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1		Approval of the Spin-off of Accelleron Industries Ltd by Way of a Special Dividend	For	Issuer	For	With

2		In case of additional or alternative proposals to the published agenda items during the Extraordinary General Shareholders Meeting or of new agenda items, I authorize the independent proxy to act	For	Issuer	For	With

* Management Recommended Vote

GEOPARK LIMITED

Ticker Symbol		GPRK	Cusip	G38327105
Record Date		5/25/2023	Meeting Date	7/19/2023

Proposal #		Proposal	Vote	Author	MRV*	vs. Mgmt

1		Election of Director: Sylvia Escovar Gómez	For	Issuer	For	With

2		Election of Director: James F. Park	For	Issuer	For	With

3		Election of Director: Robert A. Bedingfield	For	Issuer	For	With

4		Election of Director: Constantin Papadimitriou	For	Issuer	For	With

5		Election of Director: Somit Varma	For	Issuer	For	With

6		Election of Director: Carlos E. Macellari	For	Issuer	For	With

7		Election of Director: Brian F. Maxted	For	Issuer	For	With

8		Election of Director: Marcela Vaca Torres	For	Issuer	For	With

9		Election of Director: Andrés Ocampo	For	Issuer	For	With

10

To appoint Pistrelli, Henry Martin y Asociados S.R.L. (a Member of Ernst & Young Global) as independent auditors for the fiscal year ending December 31, 2023, to hold office until the close of the next Annual General Meeting.

			For	Issuer	For	With

11		To authorize the Audit Committee to fix the	For	Issuer	For	With
remuneration of the Auditors of the Company.

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

President

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

Secretary

Date: August 31, 2023

*Print the name and title of each signing officer under his or her signature.